UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09835
Capital Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	September 30, 2005

Item 1. Schedule of Investments

Capital Growth Portfolio                                                                                                            as of September 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.5%

Security	Shares	Value
Aerospace and Defense — 1.7%
Precision Castparts Corp.	36,000	$1,911,600
		$1,911,600
Biotech — 3.0%
Amgen, Inc. (1)	12,500	995,875
Arena Pharmaceuticals, Inc. (1)	25,000	247,500
Celgene Corp. (1)	38,000	2,064,160
		$3,307,535
Broadcasting and Cable — 1.3%
Central European Media Enterprises Ltd. (1)	26,000	1,373,060
		$1,373,060
Business Services — 1.1%
Gartner, Inc. (1)	90,000	1,052,100
Greenfield Online, Inc. (1)	33,779	183,758
		$1,235,858
Chemicals — 2.0%
Mosaic Co., (The) (1)	60,000	961,200
Potash Corporation of Saskatchewan, Inc.	13,500	1,259,820
		$2,221,020
Computer Equipment — 1.5%
Palm, Inc. (1)	57,000	1,614,810
		$1,614,810
Computer Hardware — 0.6%
McDATA Corp., Class B (1)	127,000	614,680
		$614,680
Computer Peripherals — 0.9%
Symbol Technologies, Inc.	157	1,520
Synaptics, Inc. (1)	50,991	958,631
		$960,151
Computer Software & Services — 3.2%
Compuware Corp. (1)	133,000	1,263,500
i2 Technologies, Inc. (1)	72,000	1,342,080
Kanbay International, Inc. (1)	13,500	253,800
Magma Design Automation, Inc. (1)	80,000	649,600
		$3,508,980
Diversified Consumer Services — 0.6%
DeVry, Inc. (1)	32,000	609,600
		$609,600

Electronics - Semiconductor Equipment — 0.5%
Cabot Microelectronics Corp. (1)	17,000	$499,460
		$499,460
Electronics - Semiconductors — 3.8%
Atheros Communications, Inc. (1)	147,000	1,434,720
Cirrus Logic, Inc. (1)	93,000	705,870
Ikanos Communications (1)	10,579	130,016
International Rectifier Corp. (1)	24,000	1,081,920
LSI Logic Corp. (1)	75,000	738,750
		$4,091,276
Energy Services — 3.9%
British Energy Group PLC (1)	300,000	2,543,908
Halliburton Co.	16,500	1,130,580
Ormat Technologies, Inc.	26,000	575,380
		$4,249,868
Engineering & Construction — 1.4%
Foster Wheeler Ltd. (1)	11,000	339,790
Martin Marietta Materials, Inc.	15,173	1,190,474
		$1,530,264
Financial Services — 5.2%
E*Trade Financial Corp. (1)	182,000	3,203,200
MarketAxess Holdings, Inc. (1)	72,700	988,720
SFE Corp., Ltd.	60,000	574,608
Student Loan Corp. (The)	3,600	852,768
		$5,619,296
Health Care Services — 1.8%
DaVita, Inc. (1)	16,000	737,120
WellPoint, Inc. (1)	16,000	1,213,120
		$1,950,240
Insurance — 2.1%
UnumProvident Corp.	112,000	2,296,000
		$2,296,000
Internet Content - Entertainment — 2.9%
Sportingbet PLC (1)	560,000	3,119,607
		$3,119,607
Internet Services — 2.4%
CheckFree Corp. (1)	28,000	1,058,960
Google, Inc., Class A (1)	4,920	1,556,983
HomeStore, Inc. (1)	5,090	22,141
		$2,638,084

Internet Software & Services — 0.4%
eResearch Technology, Inc. (1)	30,000	$425,700
		$425,700
Lodging and Casinos — 0.5%
Wynn Resorts Ltd. (1)	11,000	496,650
		$496,650
Medical Products — 5.6%
Align Technology, Inc. (1)	219,000	1,471,680
Cooper Cos., Inc. (The)	16,000	1,225,760
Henry Schein, Inc. (1)	22,000	937,640
I-Flow Corp. (1)	16,617	227,819
Mentor Corp.	38,000	2,090,380
Shamir Optical Industry Ltd. (1)	15,200	154,280
		$6,107,559
Mining — 6.1%
Arch Coal, Inc.	34,000	2,295,000
Compania de Minas Buenaventura S.A.u. ADR	42,000	1,304,100
CONSOL Energy, Inc.	13,500	1,029,645
Gammon Lake Resources, Inc. (1)	36,000	293,400
Peabody Energy Corp.	20,000	1,687,000
		$6,609,145
Oil and Gas - Exploration and Production — 12.8%
Amerada Hess Corp.	23,500	3,231,250
Chesapeake Energy Corp.	60,000	2,295,000
Goodrich Petroleum Corp. (1)	30,601	718,205
National-Oilwell Varco, Inc. (1)	9,000	592,200
Niko Resources, Ltd.	15,000	659,142
Paramount Resources, Ltd., Class A (1)	22,000	648,285
Range Resources Corp.	30,000	1,158,300
Southwestern Energy Co. (1)	35,000	2,569,000
Vintage Petroleum, Inc.	46,000	2,100,360
		$13,971,742
Oil and Gas - Offshore Drilling — 2.7%
Pride International, Inc. (1)	35,000	997,850
Todco, Class A (1)	48,000	2,002,080
		$2,999,930
Oil and Gas - Refinery — 1.7%
Tesoro Corp.	28,000	1,882,720
		$1,882,720
Personal Products — 2.3%
Gillette Co. (The)	44,000	2,560,800
		$2,560,800

Pharmaceuticals — 5.4%
American Pharmaceutical Partners, Inc. (1)	24,000	$1,095,840
Caremark Rx, Inc. (1)	24,000	1,198,320
MedImmune, Inc. (1)	30,000	1,009,500
Sanofi-Aventis ADR	24,000	997,200
Shire Pharmaceuticals Group PLC ADR	42,000	1,553,580
		$5,854,440
Retail - Food and Drug — 3.0%
CVS Corp.	56,000	1,624,560
Walgreen Co.	37,000	1,607,650
		$3,232,210
Retail - Specialty — 1.7%
American Eagle Outfitters, Inc.	44,000	1,035,320
Men’s Wearhouse, Inc. (The) (1)	20,000	534,000
Tweeter Home Entertainment Group, Inc. (1)	95,000	312,550
		$1,881,870
Telecommunication Equipment — 1.0%
Research in Motion Ltd. (1)	16,100	1,101,240
		$1,101,240
Wireless Communication Services — 4.8%
NII Holdings, Inc. Class B (1)	62,000	5,235,900
		$5,235,900
Wireless Equipment — 1.6%
Novatel Wireless, Inc. (1)	122,000	1,765,340
		$1,765,340
Total Common Stocks (identified cost $78,968,896)		$97,476,635

Commercial Paper — 10.6%

	Principal
	Amount
Security	(000’s omitted)	Value
HSBC Finance Corp., 3.80%, 10/4/05	$4,750	$4,748,496
Societe Generale, 3.86%, 10/3/05	2,000	1,999,571
UBS Finance LLC, 3.86%, 10/3/05	4,818	4,816,967
Total Commercial Paper (at amortized cost, $11,565,034)		$11,565,034

Short-Term Investments — 1.8%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 3.90%, 10/3/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 101.9% (identified cost $92,533,930)		$111,041,669
Other Assets, Less Liabilities — (1.9)%		$(2,059,850)
Net Assets — 100.0%		$108,981,819

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at September 30, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$92,533,930
Gross unrealized appreciation	$20,089,227
Gross unrealized depreciation	(1,581,488)
Net unrealized appreciation	$18,507,739

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	November 23, 2005
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	November 23, 2005